SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,106	$ 20,356
Less: accumulated depreciation	(6,532)	(5,669)
Property and equipment, net	17,574	14,687
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	42	35
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15	15
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,979	2,793
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,764	3,624
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,174	5,573
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,056	952
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	110	103
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	355	332
Asset In Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,611	$ 6,929